Annual Total Returns[BarChart] - VictoryShares US 500 Enhanced Volatility Wtd ETF - VictoryShares US 500 Enhanced Volatility Wtd ETF	2015	2016	2017	2018	2019
Total	(0.56%)	14.42%	22.37%	(8.61%)	21.66%